Memorandum accounts - Financial instruments received as collateral (Details) - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Financial instruments
Financial instruments received as collateral	$ 55,483	$ 47,578
Financial instrument in connection with OTC derivative transactions | Debt instruments.
Financial instruments
Financial instruments received as collateral	3,783	5,215
Financial instruments in connection with repurchase agreement transactions | Debt instruments.
Financial instruments
Financial instruments received as collateral	51,693	42,360
Financial instruments in connection with securities loans transactions | Equity instruments.
Financial instruments
Financial instruments received as collateral	$ 7	$ 3